Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 10,598	$ 53,528
Short-term investments	555	601
Accounts receivable, net of allowances of $739 and $645	13,993	12,439
Inventories	1,153	1,020
Prepaid expenses and other	3,324	3,406
Total current assets	29,623	70,994
Plant, property and equipment	230,508	220,865
Less accumulated depreciation	140,561	131,909
Plant, property and equipment, net	89,947	88,956
Investments in unconsolidated businesses	802	3,432
Wireless licenses	75,341	75,747
Goodwill	24,639	24,634
Other intangible assets, net	5,728	5,800
Other assets	6,628	4,535
Total assets	232,708	274,098
Current liabilities
Debt maturing within one year	2,735	3,933
Accounts payable and accrued liabilities	16,680	16,453
Other	8,649	6,664
Total current liabilities	28,064	27,050
Long-term debt	110,536	89,658
Employee benefit obligations	33,280	27,682
Deferred income taxes	41,578	28,639
Other Liabilities	5,574	5,653
Equity
Series preferred stock ($.10 par value; none issued)
Common stock ($.10 par value; 4,242,374,240 and 2,967,610,119 shares issued in each period, respectively)	424	297
Contributed capital	11,155	37,939
Reinvested earnings	2,447	1,782
Accumulated other comprehensive income	1,111	2,358
Common stock in treasury, at cost	(3,263)	(3,961)
Deferred compensation - employee stock ownership plans and other	424	421
Noncontrolling interests	1,378	56,580
Total equity	13,676	95,416
Total liabilities and equity	$ 232,708	$ 274,098